PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH (Tables)	12 Months Ended
Dec. 31, 2025
PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH
Schedule of pledged bank deposits/bank balances and cash

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Bank balances and cash
– Cash on hand	811	705
– Bank balances (Note i)	253,908	271,285
	254,719	271,990
Pledged bank deposits (Note ii)	2,855	2,793
	257,574	274,783

Notes:

i.	As at December 31, 2025, the Group’s bank balances carried interest at market rates ranging from Nil to 5.30% (2024: Nil to 3.70)% per annum, including time deposits of USD127,400,000 (2024: Nil) with original maturity of four to six months and carried fixed interest rate at 4.12% to 5.30% (2024: Nil) per annum.
ii.	As at December 31, 2025, bank deposits of USD2,793,000 (2024: USD2,855,000) carrying interest rate at 0.25% to 3.92% (2024: Nil to 5.00%) per annum, are pledged to banks to secure the rental payments to the lessors.